Consolidated Balance Sheets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 419,693	$ 311,732
Marketable securities	34,874	37,121
Tuition receivable, net	51,523	55,694
Other current assets	18,004	15,814
Total current assets	524,094	420,361
Property and equipment, net	117,029	122,677
Right-of-use lease assets	84,778
Marketable securities, non-current	36,633	37,678
Intangible assets, net	273,011	328,344
Goodwill	732,075	732,540
Other assets	21,788	19,429
Total assets	1,789,408	1,661,029
Current liabilities:
Accounts payable and accrued expenses	90,828	85,979
Income taxes payable	1,352	419
Contract liabilities	39,284	38,733
Lease liabilities	25,284
Total current liabilities	156,748	125,131
Deferred income tax liabilities	47,942	59,358
Lease liabilities, non-current	80,557
Other long-term liabilities	41,451	51,316
Total liabilities	326,698	235,805
Stockholders' equity:
Common stock, par value $0.01; 32,000,000 shares authorized; 21,743,498 and 21,964,809 shares issued and outstanding at December 31, 2018 and 2019, respectively	220	217
Additional paid-in capital	1,309,438	1,306,653
Accumulated other comprehensive income	233	32
Retained earnings	152,819	118,322
Total stockholders' equity	1,462,710	1,425,224
Total liabilities and stockholders' equity	$ 1,789,408	$ 1,661,029